Income taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income taxes.
Schedule of reconciliation of income tax expense

	December 31,	December 31,	December 31,
	2022	2021	2020
Accounting Net Loss before income tax - Greenbrook TMS	$(61,726,474)	$(24,751,488)	$(29,663,540)
Accounting Net Loss before income tax - non-controlling interest	(698,265)	(108,430)	(739,181)
Accounting Net Loss before income tax	$(62,424,739)	$(24,859,918)	$(30,402,721)

Income tax provision at statutory rate 25.18% (December 31, 2021 - 25.38%, December 31, 2020 – 25.75%)	$(15,718,549)	$(6,309,447)	$(7,828,701)
Non-controlling interest	175,823	27,520	190,339
Non-deductible expenses and other permanent differences	20,207	(786,853)	(4,202)
Future rate differential	205,770	563,948	(20,880)
Change in unrecognized deferred tax assets	15,316,749	6,504,832	7,663,444
Income tax expense at effective rate	$—	$—	$—

Schedule of deferred tax asset and liability

	December 31,	December 31,
	2022	2021
Book value in excess of tax costs	$(911,686)	$(334,167)
Property, plant and equipment	911,686	334,167
Net deferred tax assets (liabilities)	$—	$—

The following temporary differences have not been recognized in the Company’s consolidated financial statements:

	December 31,	December 31,
	2022	2021
Non-capital loss carry-forward	98,618,164	59,623,930
Other, including share-based compensation	13,607,463	13,727,524
Intangible assets	30,115,386	9,533,145
Unrecognized total deferred tax assets	$142,341,013	$82,884,599